Derivative financial instruments - Schedule of Forward Contracts, Fuel Oil, Gas Oil and Diesel (Details) - Forward contracts l in Thousands	Dec. 31, 2022 $ / l l
2023 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	22,604
Average strike price per litre (in USD per litre) | $ / l	0.37
2023 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	17,066
Average strike price per litre (in USD per litre) | $ / l	0.43
2024 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	656
Average strike price per litre (in USD per litre) | $ / l	0.43
2024 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	0
Average strike price per litre (in USD per litre) | $ / l	0
Total | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	23,260
Average strike price per litre (in USD per litre) | $ / l	0.37
Total | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	17,066
Average strike price per litre (in USD per litre) | $ / l	0.43